Annual Fund Operating Expenses - PIMCO Global Core Asset Allocation Fund	Jul. 30, 2021
Institutional
Operating Expenses:
Management Fees	0.95%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.17%
Total Annual Fund Operating Expenses	1.13%	[1]
Fee Waiver and/or Expense Reimbursement	(0.16%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	[4]
I-2
Operating Expenses:
Management Fees	1.05%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.17%
Total Annual Fund Operating Expenses	1.23%	[1]
Fee Waiver and/or Expense Reimbursement	(0.16%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.07%	[4]
A
Operating Expenses:
Management Fees	1.15%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.17%
Total Annual Fund Operating Expenses	1.58%	[1]
Fee Waiver and/or Expense Reimbursement	(0.16%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.42%	[4]
C
Operating Expenses:
Management Fees	1.15%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.17%
Total Annual Fund Operating Expenses	2.33%	[1]
Fee Waiver and/or Expense Reimbursement	(0.16%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.17%	[4]

[1]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets Excluding Waivers of the Fund, as set forth in the Financial Highlights table of the Fund’s prospectus, because the Ratio of Expenses to Average Net Assets Excluding Waivers reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	PIMCO has contractually agreed to waive the Fund’s advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Fund II Ltd. (the “Subsidiary”) to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rate of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place.
[3]	PIMCO has contractually agreed, through July 31, 2022, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund’s Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term.
[4]	“Other Expenses” and Acquired Fund Fees and Expenses include interest expense of the Fund and of the Underlying PIMCO Funds of 0.01% and 0.01%, respectively. Interest expense is borne by the Fund and the Underlying PIMCO Funds separately from the management fees paid to PIMCO. Excluding interest expense of the Fund and of the Underlying PIMCO Funds, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.95%, 1.05%, 1.40% and 2.15% for Institutional Class, I-2, Class A and Class C shares, respectively.